                               ING PARTNERS, INC.

                      ING BARON SMALL CAP GROWTH PORTFOLIO
                  ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
                     ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
                        ING PIMCO TOTAL RETURN PORTFOLIO
                        ING VAN KAMPEN COMSTOCK PORTFOLIO

                          Supplement Dated May 17, 2006
   to the Service Class ("S Class") and Adviser Class ("ADV Class") Prospectus
                  and the Initial Class ("I Class") Prospectus
                            each dated April 28, 2006

   1. Effective January 1, 2006, the administrative fee for ING Baron Small Cap Growth Portfolio, ING Goldman Sachs(R) Capital Growth Portfolio and ING PIMCO Total Return Portfolio is reduced and the management fee for ING Goldman Sachs(R) Capital Growth Portfolio is reduced. In addition, the management fee for ING Van Kampen Comstock Portfolio is reduced as outlined in the footnote below. The information relating to ING Baron Small Cap Growth Portfolio, ING Goldman Sachs(R) Capital Growth Portfolio, ING PIMCO Total Return Portfolio and ING Van Kampen Comstock Portfolio in the table entitled "Portfolio Fees and Expenses - Annual Portfolio Operating Expenses" including the addition of a footnote and the corresponding table entitled "Example" for the I Class Shares on pages 55 and 56, respectively, of the I Class Prospectus, for the S Class Shares on pages 56 and 58, respectively, of the S Class and ADV Class Prospectus, and for the ADV Class Shares on pages 59 and 60, respectively, of the S Class and ADV Class Prospectus is replaced with the following:

   I CLASS PROSPECTUS

   I CLASS SHARES - ANNUAL PORTFOLIO OPERATING EXPENSES (1)
   (as a percentage of average daily net assets)

                                                                                                 WAIVERS,
                                        DISTRIBUTION                               TOTAL      REIMBURSEMENTS      NET
                          MANAGEMENT      (12b-1)                                OPERATING         AND         OPERATING
                             FEE           FEES            OTHER EXPENSES         EXPENSES    REIMBURSEMENTS    EXPENSES
------------------------------------------------------------------------------------------------------------------------
                                                        ADMIN      SHAREHOLDER
                                                       SERVICES     SERVICES
       PORTFOLIO                                        FEE(2)         FEE
------------------------------------------------------------------------------------------------------------------------
ING Baron
Small Cap Growth                0.85%              -       0.23%             -        1.08%                -        1.08%
ING Goldman
Sachs(R) Capital Growth         0.80%              -       0.10%             -        0.90%                -        0.90%
ING PIMCO
Total Return                    0.50%              -       0.25%             -        0.75%                -        0.75%
ING Van Kampen Comstock         0.60%              -       0.25%             -        0.85%            (0.02)%(4)   0.83%

(4) ILIAC has contractually agreed to waive a portion of the advisory fee for ING Van Kampen Comstock Portfolio. Based upon its net assets as of April
30, 2006, the advisory fee waiver for this Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

   EXAMPLE

                PORTFOLIO                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   ---------------------------------------------------------------------------
   ING Baron Small Cap Growth            $  110   $   343   $   595   $  1,317
   ING Goldman Sachs(R) Capital Growth   $   92   $   287   $   498   $  1,108
   ING PIMCO Total Return                $   77   $   240   $   417   $    930
   ING Van Kampen Comstock               $   85   $   269   $   469   $  1,047

   S CLASS AND ADV CLASS PROSPECTUS

   S CLASS SHARES - ANNUAL PORTFOLIO OPERATING EXPENSES (1)
   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                  WAIVERS,
                                        DISTRIBUTION                                TOTAL      REIMBURSEMENTS      NET
                          MANAGEMENT      (12b-1)                                 OPERATING         AND         OPERATING
                             FEE           FEES            OTHER EXPENSES         EXPENSES     REIMBURSEMENTS   EXPENSES
-------------------------------------------------------------------------------------------------------------------------
                                                        ADMIN      SHAREHOLDER
                                                       SERVICES     SERVICES
       PORTFOLIO                                        FEE(2)         FEE
-------------------------------------------------------------------------------------------------------------------------
ING Baron
Small Cap Growth                0.85%              -       0.23%          0.25%        1.33%                -        1.33%
ING Goldman
Sachs(R) Capital Growth         0.80%              -       0.10%          0.25%        1.15%                -        1.15%
ING PIMCO
Total Return                    0.50%              -       0.25%          0.25%        1.00%                -        1.00%
ING Van Kampen Comstock         0.60%              -       0.25%          0.25%        1.10%            (0.02)%(5)   1.08%

(5) ILIAC has contractually agreed to waive a portion of the advisory fee for ING Van Kampen Comstock Portfolio. Based upon its net assets as of April 30, 2006, the advisory fee waiver for this Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

   EXAMPLE

                PORTFOLIO                1 YEAR   3 YEARS   5 YEARS   10 YEARS
   ---------------------------------------------------------------------------
   ING Baron Small Cap Growth            $  135   $   421   $   729   $  1,601
   ING Goldman Sachs(R) Capital Growth   $  117   $   365   $   633   $  1,398
   ING PIMCO Total Return                $  102   $   318   $   552   $  1,225
   ING Van Kampen Comstock               $  110   $   348   $   604   $  1,338

   ADV CLASS SHARES - ANNUAL PORTFOLIO OPERATING EXPENSES(1)
   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                   WAIVERS,
                                        DISTRIBUTION                                 TOTAL      REIMBURSEMENTS      NET
                          MANAGEMENT      (12b-1)                                  OPERATING         AND         OPERATING
                             FEE           FEES            OTHER EXPENSES          EXPENSES     REIMBURSEMENTS   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                        ADMIN      SHAREHOLDER
                                                       SERVICES     SERVICES
       PORTFOLIO                                        FEE(2)         FEE
--------------------------------------------------------------------------------------------------------------------------
ING Baron
Small Cap Growth                0.85%           0.25%       0.23%          0.25%        1.58%                -        1.58%
ING Goldman
Sachs(R) Capital Growth         0.80%           0.25%       0.10%          0.25%        1.40%                -        1.40%
ING PIMCO
Total Return                    0.50%           0.25%       0.25%          0.25%        1.25%                -        1.25%
ING Van Kampen Comstock         0.60%           0.25%       0.25%          0.25%        1.35%            (0.02)%(5)   1.33%

(5) ILIAC has contractually agreed to waive a portion of the advisory fee for ING Van Kampen Comstock Portfolio. Based upon its net assets as of April 30, 2006, the advisory fee waiver for this Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

   EXAMPLE

             PORTFOLIO                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------
ING Baron Small Cap Growth            $  161   $   499   $   860   $  1,878
ING Goldman Sachs(R) Capital Growth   $  143   $   443   $   766   $  1,680
ING PIMCO Total Return                $  127   $   397   $   686   $  1,511
ING Van Kampen Comstock               $  135   $   426   $   737   $  1,622

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, the Board of Directors of ING Partners, Inc. has approved the appointment of Thornburg Investment Management as sub-adviser to ING MFS Capital Opportunities Portfolio ("Portfolio"), replacing Massachusetts Financial Services Company as sub-adviser to the Portfolio, effective on or about August 7, 2006.

     The Portfolio's overall fee structure, including the management fee it pays to the Adviser, breakpoints applicable to that fee and administrative services fee, will remain the same. However, the assets of the Portfolio will no longer participate in the aggregation of portfolios sub-advised by Massachusetts Financial Services Company and, as a result, the sub-advisory fees payable by the Adviser will increase.

     In view of the change in sub-adviser to the Portfolio, effective on or about August 7, 2006, the Service and Adviser Class Prospectus and Initial Class Prospectus for the Portfolio, each dated April 28, 2006, are supplemented as set out below to reflect the new sub-advisory arrangement:

   2. All references to "ING MFS Capital Opportunities Portfolio," "Massachusetts Financial Services Company," and "MFS," with respect to this Portfolio only, are deleted and replaced with "ING Thornburg Value Portfolio," "Thornburg Investment Management," and "Thornburg," respectively.

   3. The sub-sections entitled "Principal Investment Strategies" and "Principal Risks" under the section captioned "Portfolio Summaries - ING MFS Capital Opportunities Portfolio" are hereby deleted in their entirety and replaced with the following:

         PRINCIPAL INVESTMENT STRATEGIES

         The Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of Thornburg, offer prospects for meeting the Portfolio's investment goal.

         Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio's principal focus will be on traditional or "basic" value stocks. However, the Portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Portfolio ordinarily will have a weighted average dividend yield, before Portfolio expenses, that is higher than the yield of the Standard & Poor's 500 (R) Composite Stock Price Index.

         Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Portfolio are:

            -  price/earnings ratio

            -  undervalued assets
            -  price to book value
            -  relative earnings growth potential
            -  price/cash flow ratio
            -  industry growth potential
            -  debt/capital ratio
            -  industry leadership
            -  dividend yield
            -  dividend growth potential
            -  dividend history
            -  franchise value
            -  security and consistency
            -  potential for favorable of revenue stream developments

         The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

            - BASIC VALUE are stocks of companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

            - CONSISTENT EARNERS are stocks of companies which, in Thornburg's opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

            - EMERGING FRANCHISES are value-priced companies that, in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

         The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

         Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

         Thornburg may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

         PRINCIPAL RISKS

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK
                             MARKET AND COMPANY RISK
                         MID-CAPITALIZATION COMPANY RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

   4. The sub-section entitled "ING MFS Capital Opportunities Portfolio" under "Additional Information About Investment Strategies - Investment Strategies" is hereby deleted in its entirety and replaced with the following:

                          ING THORNBURG VALUE PORTFOLIO

         In seeking to achieve its investment objective, the Portfolio invests primarily in domestic equity securities (primarily in common stocks, and may also invest in convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of Thornburg, offer prospects for meeting the Portfolio's investment goal.

         Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio's principal focus will be on traditional or "basic" value stocks, but its investment portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context.

         Thornburg primarily uses individual company and industry analysis to make investment decisions on behalf of the Portfolio. Thornburg uses a number of criteria to identify undervalued securities, which are discussed above under "Portfolio Summaries - ING Thornburg Value Portfolio." The Portfolio typically makes equity investments in the following three types of companies, in varying proportions: Basic Value; Consistent Earners; and Emerging Franchises.

         The Portfolio also may invest in foreign securities and American Depositary Receipts. Thornburg will consider for investment by the Portfolio debt securities that it believes are more attractive than equity alternatives.

   5. The sub-section entitled "ING MFS Capital Opportunities Portfolio" under "Management of the Portfolios - Sub-Advisers" is hereby deleted in its entirety and replaced with the following:

         ING THORNBURG VALUE PORTFOLIO. The Adviser has engaged Thornburg Investment Management ("Thornburg"), 119 East Marcy Street, Santa Fe, New Mexico 87501. Thornburg, established in 1982 by Garrett Thornburg, is an employee-owned investment firm with $22.5 billion in assets (as of March 31, 2006) in eight fixed income funds, four equity mutual funds, and separate accounts for institutions and individuals.

         William V. Fries, CFA, a Managing Director of Thornburg, has served as a co-portfolio manager of the Portfolio since August 2006, when Thornburg was engaged to manage the Portfolio, replacing Massachusetts Financial Services Company. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company.

         Edward Maran, CFA, a Managing Director of Thornburg has served as a co-portfolio manager of the Portfolio since August 2006. Mr. Maran joined Thornburg as an associate portfolio manager in 2002 and was named a Managing Director in 2005.

         Connor Browne, CFA, a Managing Director of Thornburg has served as a co-portfolio manager of the Portfolio since August 2006. Mr. Browne joined Thornburg Investment Management in August of 2001 as an associate portfolio manager and was named a Managing Director in 2005.

This prospectus supplement supercedes the ING MFS Capital Opportunities Portfolio's prospectus supplement filed on April 10, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING PARTNERS, INC.

                  ING Goldman Sachs(R) Capital Growth Portfolio
                     ING MFS Capital Opportunities Portfolio
                        ING Van Kampen Comstock Portfolio

                          Supplement Dated May 17, 2006
             to the Initial Class, Adviser Class, and Service Class
                   Statement of Additional Information ("SAI")
                              Dated April 28, 2006

ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO AND ING VAN KAMPEN
COMSTOCK PORTFOLIO

The portion of the table entitled "Advisory Fees" that pertains to ING Goldman Sachs(R) Capital Growth Portfolio and ING Van Kampen Comstock Portfolio beginning on page 81 of the SAI is hereby deleted and replaced with the following:

             PORTFOLIO                             ANNUAL ADVISORY FEE
             --------------------------------------------------------------------------------
             ING Goldman Sachs(R) Capital Growth   0.80% of the Portfolio's average daily net
                                                   assets

             ING Van Kampen Comstock(1)            0.60% of the Portfolio's average daily net
                                                   assets

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO

Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Thornburg Investment Management ("Thornburg") has been appointed to replace Massachusetts Financial Services Company ("MFS") as Sub-Adviser to the Portfolio effective on or about August 7, 2006.

In connection with this sub-adviser change, the name of the Portfolio will be changed to "ING Thornburg Value Portfolio." All references to "ING MFS Capital Opportunities Portfolio", "Massachusetts Financial Services Company" or "MFS" will be deleted and replaced with "ING Thornburg Value Portfolio," "Thornburg Investment Management" or "Thornburg," respectively.

Effective on or about August 7, 2006, the SAI is supplemented as follows to reflect the new sub-advisory arrangement:

1. The SAI is revised to allow ING Thornburg Value Portfolio to invest in the following types of investments:

          Municipal securities, mortgage and asset-backed securities, participations and partnership interests.

2. The section entitled "Approval of Investment Advisory and Sub-Advisory Agreements" relating to the Portfolio on page 81, is hereby amended to include the following information:

          For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory contracts for ING Thornburg Value Portfolio, please refer to the semi-annual shareholder report that will be dated June 30, 2006.

3. The sub-advisory fee is no longer aggregated. In addition, the sub-advisory fee for the Portfolio is reduced. Accordingly, the information relating to the Portfolio in the table under the section entitled "Sub-Advisers" on page 85 is hereby deleted in its entirety and replaced with the following:

             PORTFOLIO                            ANNUAL SUB-ADVISORY FEE
             -------------------------------------------------------------------
             ING Thornburg Value                  0.25% of average daily net
                                                  assets for the first 12 month
                                                  period and 0.35% of average
                                                  daily net assets on all assets
                                                  thereafter

4. Footnote (2) to the table under the section entitled "Sub-Advisers" on page 86 is deleted.

5. The section entitled "Other Information About Portfolio Managers - ING MFS Capital Opportunities Portfolio" beginning on page 110 will be deleted in its entirety and replaced with the following:

ING Thornburg Value Portfolio

             OTHER ACCOUNTS MANAGED

               The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of March 31, 2006:

                        REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                        COMPANIES                  VEHICLES                        OTHER ACCTS
                        --------------------------------------------------------------------------
                        NUMBER                                                  NUMBER
                        OF                                                      OF
      PORTFOLIO         ACCOUNTS        TOTAL      NUMBER OF    TOTAL           ACCOUNTS   TOTAL
       MANAGER          *              ASSETS      ACCOUNTS*    ASSETS          *          ASSETS
--------------------------------------------------------------------------------------------------
William V. Fries, CFA           27   $    10,859           21   $       2,872      4,598   $ 3,180
                                         million                      million              million
Edward Maran, CFA               12   $     3,458            7   $       1,277      1,527   $ 1,220
                                         million                      million              million
Connor Browne,                  12   $     3,458            7   $       1,277      1,527   $ 1,220
CFA                                      million                      million              million

   *Of these, 1 account is performance fee based with assets of $711 million.

             POTENTIAL CONFLICTS OF INTEREST

               Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of a Fund's investments and the manager's management of other accounts.

               These conflicts could include:

                 - Allocating a favorable investment opportunity to one account but not another.

                 - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

                 - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

                 - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

               The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Funds' investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

             COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

               The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

             PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

               The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of March 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

PORTFOLIO MANAGER                   DOLLAR RANGE OF PORTFOLIO SHARES OWNED
--------------------------------------------------------------------------
William V. Fries, CFA                               None
Edward Maran, CFA                                   None
Connor Browne, CFA                                  None


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE